Commitments and Contingencies Commitments and Contingencies (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense for operating leases	$ 302	$ 304	$ 298
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	251
2017	201
2018	135
2019	99
2020	61
Thereafter	92
Total Minimum Lease Payments	$ 839